Income Taxes - Schedule of Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Expense Benefit Continuing Operations [Abstract]
Current	$ 4,713	$ 2,444	$ 5,414
State	307	45
Deferred	663	151	435
Change in corporate tax rate			511
Income tax expense	$ 5,683	$ 2,640	$ 6,360